Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies (Abstract)
Schedule Of Time And Bareboat Charter Agreements (Table Text Block)

Vessel Name	Time Charter (“TC”)/ Bare Boat Charter (“BC”) (Years)	Commencement of Charter	Charterer	Profit Sharing (1)	Gross Daily Hire Rate (Without Profit Sharing)
M/V Archimidis (4)	3┼2┼1┼1 TC	11/2012	Maersk.		$34.0
M/V Agamemnon (4)	3┼2┼1┼1 TC	06/2012	Maersk		$34.0
M/T Amoureux	1 TC	1/2014	CMTC (6)	50/50(6)	$24.0
M/T Aias	1 TC	12/2013	CMTC (6)	50/50(6)	$24.0
M/T Atlantas (M/T British Ensign) (8)	5┼3┼2┼1 BC	04/2006	BP		$15.2 (5y) $13.5 (3y) $6.8 (2y)
M/T Aktoras (M/T British Envoy) (8)	5┼3┼1.5┼1 BC	07/2006	BP		$15.2 (5y) $13.5 (3y) $7.0 (1.5y)
M/V Cape Agamemnon	10 TC	07/2010	COSCO Bulk		$42.2
M/T Agisilaos	1 TC	09/2013	CMTC	50/50(3)	$14.3
M/T Arionas	1 TC	11/2013	CMTC	50/50(3)	$14.3
M/T Aiolos (M/T British Emissary) (8)	5┼3┼2┼1 BC	03/2007	BP		$15.2 (5y) $13.5 (3y) $7.0 (2y)
M/T Avax	1┼1 TC	10/2013	BP (7)	50/50 (3)	$14.8 (7)
M/T Axios	1 TC	06/2013	CMTC	50/50 (3)	$14.8
M/T Alkiviadis	1 TC	07/2013	CMTC	50/50 (3)	$14.3
M/T Assos (M/T Insurgentes)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V renamed to Blue Marine Cargo S.A. de C.V. (“Blue Marine”). (5)		$16.8
M/T Atrotos (M/T El Pipila)	5 BC	04/2009	Blue Marine (5)	sss	$16.8
M/T Akeraios	1.5 TC	07/2013	CMTC	50/50(3)	$15.0
M/T Anemos I	1.2 TC	12/2013	CMTC	50/50(3)	$14.9
M/T Apostolos	1.2 TC	10/2013	CMTC	50/50(3)	$14.9
M/T Alexandros II (8) (M/T Overseas Serifos)	5 BC 5 BC	01/2008 05/2013	OSG (2)		$13.0 $6.3
M/T Aristotelis II (8) (M/T Overseas Sifnos)	5 BC 5 BC	06/2008 03/2013	OSG (2)		$13.0 $6.3
M/T Aris II (8) (M/T Overseas Kimolos)	5 BC 5 BC	08/2008 3/2013	OSG (2)		$13.0 $6.3
M/T Aristotelis	1.5 TC	12/2013	CMTC	50/50(3)	$17.0
M/T Ayrton II	1┼1 TC	04/2012	BP	50/50(3)	$14.0 (1y)┼$15 (1y)
M/T Amore Mio II	1 TC	12/2013	CMTC		$17.0
M/T Miltiadis M II	2 TC	09/2012	Subtec, S.A. de C.V.		$23.2
M/T Hyundai Prestige	12 TC	02/2013	HMM		$29.4
M/T Hyundai Premium	12 TC	03/2013	HMM		$29.4
M/T Hyundai Paramount	12 TC	04/2013	HMM		$29.4
M/T Hyundai Privilege	12 TC	05/2013	HMM		$29.4
M/T Hyundai Platinum	12 TC	06/2013	HMM		$29.4

Future minimum rental receipts (Table Text Block)

Year ended December 31,	Amount
2014	$183,430
2015	104,139
2016	79,454
2017	76,038
2018	70,692
Thereafter	351,292
Total	$865,045